Financial Instruments and Fair Value Measurements - Fair Value of Assets and Liabilities Measured on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Assets
Foreign currency contracts	$ 17	$ 21
Debt and equity securities held in rabbi trust		36
Total assets at fair value	17	57
Liabilities
Foreign currency contracts	39	30
Deferred compensation liabilities	114	103
Contingent consideration	127	108
Total liabilities at fair value	280	241
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Foreign currency contracts	0	0
Debt and equity securities held in rabbi trust		21
Total assets at fair value	0	21
Liabilities
Foreign currency contracts	0	0
Deferred compensation liabilities	0	0
Contingent consideration	0	0
Total liabilities at fair value	0	0
Significant Other Observable Inputs (Level 2)
Assets
Foreign currency contracts	17	21
Debt and equity securities held in rabbi trust		15
Total assets at fair value	17	36
Liabilities
Foreign currency contracts	39	30
Deferred compensation liabilities	114	103
Contingent consideration	0	0
Total liabilities at fair value	153	133
Significant Unobservable Inputs (Level 3)
Assets
Foreign currency contracts	0	0
Debt and equity securities held in rabbi trust		0
Total assets at fair value	0	0
Liabilities
Foreign currency contracts	0	0
Deferred compensation liabilities	0	0
Contingent consideration	127	108	0
Total liabilities at fair value	$ 127	$ 108